Annual Fund Operating Expenses - Harbor Convertible Securities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	0.74%
Fee Waiver or Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.69%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	0.82%
Fee Waiver or Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.77%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	1.07%
Fee Waiver or Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.02%	[1]
Investor Class
Operating Expenses:
Management Fees	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%	[2]
Total Annual Fund Operating Expenses	1.18%
Fee Waiver or Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.